NEW YORK KEYPORT ADVISOR OPTIMA
                 GROUP FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACTS
                            ISSUED BY
                       Variable Account A
                               OF
             KEYPORT BENEFIT LIFE INSURANCE COMPANY
                SUPPLEMENT DATED NOVEMBER 3, 1999
                               TO
                  PROSPECTUS DATED JULY 1, 1999
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This supplement contains information about the Mitchell Hutchins
Global Growth Portfolio.

Effective October 28, 1999, the name of the Global Growth
Portfolio was changed to Global Equity Portfolio.

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                     Client Service Hotline
                          800-367-3653

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


KAONY.SUP(3)                                               11/99